Balance Sheets (Unaudited) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 105,820	$ 26,349
Accounts receivable	9,701
Related party advances	7,539	7,539
Inventory	85,544	732
Total Current Assets	208,604	34,620
TOTAL ASSETS	208,604	34,620
Current Liabilities
Accounts Payable	2,354	1,025
Income tax payable	68,075	7,043
Loans payable		1,369
Total Current Liabilities	70,429	9,437
TOTAL LIABILITIES	70,429	9,437
STOCKHOLDERS' EQUITY
Common Stock; Authorized 50,000,000 common shares, $0.0001 par value, 15,000,000 shares issued and outstanding on December 31, 2013 and 2012	1,500	1,500
Retained Earnings	136,675	23,683
TOTAL STOCKHOLDERS' EQUITY	138,175	25,183
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 208,604	$ 34,620